                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 40 (File No. 33-5103)                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50 (File No. 811-4646)                                         [X]


                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
                        50606 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

                                Scott R. Plummer
                        5228 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on Oct. 30, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

The Prospectus for RiverSource California, Minnesota and New York Funds filed on or about Oct. 28, 2008 in RiverSource Special Tax-Exempt Series Trust Post-Effective Amendment No. 46 to Registration Statement 33-5102 is incorporated herein by reference.

PART B.

The Statement of Additional Information and Financial Statements for RiverSource California, Minnesota and New York Funds filed on or about Oct. 28, 2008 in RiverSource Special Tax-Exempt Series Trust Post-Effective Amendment No. 46 to Registration Statement 33-5102 are incorporated herein by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust, dated April 7, 1986, amended April 21, 2006, filed electronically on or about Oct. 26, 2006 as Exhibit (a) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103 is incorporated by reference.

(b) By-laws, dated April 7, 1986, amended April 13, 2006, filed electronically on or about Oct. 26, 2006 as Exhibit (b) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103 are incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5103, is incorporated by reference.

(d) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)    Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custody Agreement, dated Nov. 10, 2005, between Registrant and U.S. Bank National Association filed electronically on or about Jan. 27, 2006 as Exhibit (g) to AXP High Yield Tax-Exempt Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-63552 is incorporated by reference.

(g)(2) Amendment, dated July 13, 2006, to the Custody Agreement between Registrant and U.S. Bank National Association filed electronically on or about Oct. 25, 2006 as Exhibit (g)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-51586 is incorporated by reference.

(g)(3) Second Amendment, dated Sept. 11, 2007, to the Custody Agreement between Registrant and U.S. Bank National Association filed electronically on or about July 28, 2008 as Exhibit (g)(3) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 28, 2008 as Exhibit (h)(1) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit (h)(2) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about July 28, 2008 as Exhibit (h)(5) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about July 28, 2008 as Exhibit (m) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 12, 2008, filed electronically on or about June 30, 2008 as Exhibit (n) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2008, and for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 are incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Oct. 30, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-5103 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
Neysa M. Alecu,                   Advisory Capital Partners LLC                    Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering                                                                                  (resigned 5/23/06)
Officer
                                  Advisory Capital Strategies Group Inc.                               Anti-Money Laundering Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/1/07)

                                  American Enterprise Investment Services Inc.     70400 AXP           Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Arizona     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/27/07)

                                  American Express Insurance Agency of             Dissolved           Anti-Money Laundering Officer
                                  Massachusetts Inc.                                                   (resigned 8/18/07)

                                  American Express Insurance Agency of Nevada      Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Anti-Money Laundering Officer
                                  Mexico Inc.                                                          (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Texas Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 7/29/07)

                                  American Express Insurance Agency of Wyoming     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/2/07)

                                  American Partners Life Insurance Company         Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency, Inc.    3500 Packerland     Anti-Money Laundering Officer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Certificate Company                   70100 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,   (resigned 8/24/07)
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Anti-Money Laundering Officer

                                  IDS Capital Holdings Inc.                                            Anti-Money Laundering Officer

                                  IDS Management Corporation                                           Anti-Money Laundering Officer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company               829 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Patrick Thomas Bannigan,          Ameriprise Trust Company                         200 Ameriprise      Director,
Director and Senior Vice                                                           Financial Center,   Senior Vice President
President - Asset                                                                  Minneapolis, MN
Management, Products and                                                           55474
Marketing
                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Vice President
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Walter S. Berman,                 Advisory Capital Partners LLC                    Dissolved           Treasurer (resigned 5/23/06)
Treasurer
                                  Advisory Capital Strategies Group Inc.                               Treasurer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Treasurer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Treasurer (resigned 5/1/07)

                                  American Centurion Life Assurance Company        Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Treasurer (resigned 6/13/07)

                                  American Express Financial Advisors, Japan       Dissolved           Vice President and Treasurer
                                  Inc.                                                                 (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Maryland,   Dissolved           Treasurer (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Treasurer (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Treasurer (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Treasurer (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Maryland, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency Inc.     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Director and Treasurer

                                  Ameriprise Certificate Company                   70100 Ameriprise    Treasurer and Investment
                                                                                   Financial Center,   Committee Member (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President,
                                                                                   Financial Center,   Chief Financial Officer and
                                                                                   Minneapolis, MN     Treasurer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Director and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Treasurer (resigned 3/15/07)

                                  Boston Equity General Partner LLC                                    Treasurer

                                  IDS Cable Corporation                            Dissolved           Treasurer (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Treasurer

                                  IDS Management Corporation                                           Treasurer

                                  IDS Partnership Services Corporation             Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Property Casualty Insurance Company          3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Treasurer (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Treasurer

                                  IDS REO 2, LLC                                                       Treasurer

                                  Investors Syndicate Development Corporation                          Vice President and Treasurer

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Treasurer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors Ltd                     Dissolved           Treasurer (resigned)

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President and Treasurer
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Treasurer

                                  Securities America Advisors Inc.                 12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128-8204

                                  Securities America Financial Corporation         7100 W. Center      Director
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

                                  Securities America, Inc.                         12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

Richard N. Bush,                  Advisory Capital Partners LLC                    Dissolved           Senior Vice President -
Senior Vice President,                                                                                 Corporate Tax
Corporate Tax                                                                                          (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Senior Vice President -
                                                                                                       Corporate Tax

                                  Advisory Convertible Arbitrage LLC               Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/23/06)

                                  American Centurion Life Assurance Company        Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/13/07)

                                  American Express Financial Advisors Japan,       Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Arizona,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho,      Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of             Dissolved           Senior Vice President -
                                  Massachusetts, Inc.                                                  Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Nevada,     Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Senior Vice President -
                                  Mexico, Inc.                                                         Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Wyoming,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 7/2/07)

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Kentucky, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Maryland, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Pennsylvania, Inc.                                         Corporate Tax

                                  American Partners Life Insurance Company         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 9/30/07)

                                  Boston Equity General Partner LLC                                    Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Cable Corporation                            Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Futures Corporation                          570 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Property Casualty Insurance Company          3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS REO 2, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  RiverSource Life Insurance Company of New York   20 Madison          Senior Vice President -
                                                                                   Ave. Extension,     Corporate Tax and  Authorized
                                                                                   Albany, NY 12005    Officer - Derivatives Use
                                                                                                       Plan

                                  RiverSource Life Insurance Company               829 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Senior Vice President -
                                                                                                       Corporate Tax

Peter Arthur Gallus,              Advisory Capital Partners LLC                    Dissolved           President, Chief Operating
Senior Vice President, Chief                                                                           Officer and Chief Compliance
Operating Officer and                                                                                  Officer(resigned 5/23/06)
Assistant Treasurer
                                  Advisory Capital Strategies Group Inc.                               Director, President, Chief
                                                                                                       Operating Officer and Chief
                                                                                                       Compliance Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           President and Chief Operating
                                                                                                       Officer(resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Investment
                                                                                   Financial Center,   Administration
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President - CAO-AEFA
                                                                                   Financial Center,   Investment Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer

                                  IDS Capital Holdings Inc.                                            Vice President and Controller

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Christopher Paul Keating,         Ameriprise Trust Company                         200 Ameriprise      Director, Head of
Head of Institutional Sales,                                                       Financial Center,   Institutional Sales,
Client Service and                                                                 Minneapolis, MN     Client Service and
Consultant Relationships                                                           55474               Consultant Relationships

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Michelle Marie Keeley,            Ameriprise Bank, FSB                             9393 Ameriprise     Director
Executive Vice President -                                                         Financial Center,
Equity and Fixed Income                                                            Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Property Casualty Insurance Company          3500 Packerland     Vice President - Investments
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Chairperson and President

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President - Investments
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President - Investments
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  American Centurion Life Assurance Company        Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Life Insurance Company       Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Vice President - Investments,
                                                                                                       Investment Committee Member
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President - Investments,
                                                                                   Financial Center,   Investment Committee Member
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Vice President - Investments
                                                                                   Drive               (resigned 9/18/06)
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                                               Vice President - Investments
                                                                                                       (resigned 9/30/2007)

Jennifer Davis Lammers,           Kenwood Capital Management LLC                   333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer                                                           Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Service Corporation                  734 Ameriprise      Chief Compliance Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Brian Joseph McGrane,             Advisory Capital Partners LLC                    Dissolved           Vice President and Chief
Director, Vice President and                                                                           Financial Officer
Chief Financial Officer                                                                                (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Vice President and Chief
                                                                                                       Financial Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President and
                                                                                   Financial Center,   Lead Financial Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Lead
                                                                                   Financial Center,   Financial Officer - Finance
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Vice President and Chief
                                                                                                       Financial Officer

                                  RiverSource CDO Seed Investments, LLC                                Board Member

                                  RiverSource Life Insurance Company               829 Ameriprise      Director, Executive Vice
                                                                                   Financial Center,   President and Chief Financial
                                                                                   Minneapolis, MN     Officer
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President and Chief
                                                                                   Financial Center,   Financial Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Director, Executive Vice
                                                                                                       President and Chief Financial
                                                                                                       Officer (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Director (resigned 12/30/06)

Thomas R. Moore,                  Advisory Capital Strategies Group Inc.                               Secretary
Secretary

                                  American Centurion Life Assurance Company        Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Secretary (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Maryland,   Dissolved           Secretary (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Secretary (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Secretary (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Secretary (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Maryland, Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Secretary (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Assistant Secretary

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President,
                                                                                   Financial Center,   Chief Governance Officer and
                                                                                   Minneapolis, MN     Corporate Secretary
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Trust Company                         200 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  AMEX Assurance Company                           Dissolved           Secretary (resigned 9/30/07)

                                  IDS Cable Corporation                            Dissolved           Secretary (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Secretary (resigned6/18/07)

                                  IDS Capital Holdings Inc.                                            Secretary

                                  IDS Futures Corporation                          570 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Secretary

                                  IDS Property Casualty Insurance Company          3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  IDS Realty Corporation                           Dissolved           Secretary (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Secretary

                                  IDS REO 2, LLC                                                       Secretary

                                  Investors Syndicate Development Corporation                          Secretary

                                  RiverSource CDO Seed Investments, LLC                                Secretary

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Secretary
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  RiverSource Tax Advantaged Investments, Inc.                         Secretary

                                  Securities America Financial Corporation         7100 W. Center      Secretary (resigned 11/19/07)
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

Scott Roane Plummer,              Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Asset
Chief Legal Officer and                                                            Financial Center,   Management Compliance
Assistant Secretary                                                                Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Chief
                                                                                   Financial Center,   Counsel - Asset Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chief Counsel
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Vice President, Chief Legal
                                                                                   Financial Center,   Officer and Assistant
                                                                                   Minneapolis, MN     Secretary
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President,
                                                                                   Financial Center,   General Counsel and Secretary
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

William Frederick 'Ted' Truscott  Advisory Capital Strategies Group Inc.                               Director
Chairman, Chief Investment
Officer and President             Ameriprise Certificate Company                   70100 Ameriprise    Director, President and Chief
                                                                                   Financial Center,   Executive Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      President - U.S. Asset
                                                                                   Financial Center,   Management, Annuities and
                                                                                   Minneapolis, MN     Chief Investment Officer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President and
                                                                                   Financial Center,   Chief Investment Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Capital Holdings Inc.                                            Director and President

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chairman and Chief Executive
                                                                                   Financial Center,   Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and Principal Business Address*  Positions and Offices with Underwriter  Positions and Offices with Fund
------------------------------------  --------------------------------------  -------------------------------
Neysa M. Alecu                        Anti-Money Laundering Officer           None

Gumer C. Alvero                       Director and Vice President             None

Patrick Thomas Bannigan               Vice President                          President

Timothy V. Bechtold                   Director and Vice President             None

Walter S. Berman                      Treasurer                               None

Paul J. Dolan                         Chief Operating Officer and Chief       None
                                      Administrative Officer

Jeffrey P. Fox                        Chief Financial Officer                 Treasurer

Jeffrey Lee McGregor, Sr.             President                               None

Thomas R. Moore                       Secretary                               None

Scott Roane Plummer                   Chief Counsel                           Vice President, General Counsel and
                                                                              Secretary

Julie A. Ruether                      Chief Compliance Officer                None

William Frederick 'Ted' Truscott      Chairman and Chief Executive Officer    Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of Oct., 2008.

RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of Oct., 2008.

Signature                                    Capacity
-------------------------------------   ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Trustee
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Trustee
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Trustee
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 30, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-5103, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 40
                      TO REGISTRATION STATEMENT NO. 33-5103

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

PART A

     The prospectus.

PART B

     Statement of Additional Information.

     Financial Statements.

PART C

     Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
     LLP).